Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 20, 2020
Entity Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0001559109
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 20, 2020
Prospectus Date	rr_ProspectusDate	Jul. 20, 2020
Virtus WMC International Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Virtus WMC International Dividend ETF (Ticker: VWID) (the “Fund”) seeks capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in equity securities that Wellington Management Company LLP, the Fund’s sub-adviser (the “Sub-Adviser”), believes will generate a higher dividend yield than is generally provided by equity markets in developed ex-U.S. countries, as measured by the MSCI World ex USA Index, over a full market cycle (“dividend-paying equity securities”) within a framework that attempts to manage portfolio risk. Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying equity securities. The Fund invests primarily in equity securities of foreign issuers of any market capitalization. The principal types of equity securities in which the Fund invests are common and preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The Sub-Adviser employs a systematic process to evaluate a security for purchase or sale by the Fund that is based on quantitative and qualitative research and analysis. The investment universe includes all securities included in the MSCI World ex USA Index. The systematic process used by the Sub-Adviser seeks to construct a portfolio of approximately 150 to 250 securities. In determining which securities to purchase or sell, the Sub-Adviser considers the risk characteristics of the securities in the context of seeking to achieve the Fund’s overall portfolio objective. Yield is the primary risk characteristic evaluated by the Sub-Adviser, and as such forecasted dividend yields are used where possible to make the yield target of a security forward looking. The portfolio construction process also seeks to minimize portfolio risks including industry, country, and currency risks by gaining broad exposure to securities within the investment universe that are diversified across industries and countries.

Under normal market conditions, the Fund’s investments will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund considers an issuer to be outside of the U.S. if: (i) it is organized under the laws of, or maintains a principal place of business in, a country outside the U.S.; (ii) the principal trading market for its securities is in a country outside the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country outside the U.S., or has at least 50% of its assets in a country outside the U.S.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors, countries or geographic regions. As of the date of this prospectus, the Fund focuses its investments in the financial sector, and in Europe and Japan.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Dividend Paying Securities Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund’s shareholders. Dividend paying securities can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividend paying securities during such periods. In addition, securities with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these securities may tend to fall. Conversely, the prices of higher yielding securities may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In addition, as a result of the current COVID-19 pandemic, companies may be unable to pay dividends to shareholders for some period of time.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Foreign Securities Risk. Investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to net asset value (“NAV”) that are greater than those experienced by other ETFs.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

•European Investment Risk. Investments in certain countries in the European Union (“EU”), such as Greece, Spain, Ireland, Italy and Portugal, are susceptible to high economic risks due to concerns about rising government debt levels, ability to service debt and potential for defaults. Efforts of the EU’s member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place the EU’s currency and banking system in jeopardy. On January 31, 2020, the United Kingdom (“UK”) left the EU and has entered into a transition period scheduled to end on December 31, 2020. The exit by the UK (commonly referred to as “Brexit”) has introduced, and may continue to introduce, significant uncertainties and instability in the financial markets. Negotiations to settle what form Brexit will take are due to be finalized during the transition period and, therefore, at present the political and economic consequences of Brexit are uncertain, including whether Brexit will have a negative impact on the UK, EU or the broader global economy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

•Risks of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund’s investments. Japan’s relations with its neighbors have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Sector Focus Risk. To the extent the Fund has significant exposure to one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

•Financial Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Companies in the financial sector are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial sector, which could adversely affect the profitability of such companies. Companies in the financial sector whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of depositary receipts, such as ADRs and GDRs, and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

REIT Securities Risk. Investments in securities of REITs are subject to the risks associated with investing in the securities of companies principally engaged in the real estate industry, which include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; demographic trends; and increases in interest rates and other real estate capital market influences. Investments in securities of REITs are also subject to the risk that the value of the Fund’s Shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium capitalization companies.

Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, pandemics, epidemics, natural or environmental disasters, and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its shares. During a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

Management Risk. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Quantitative Model Risk.  The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the information and data used in building the quantitative analytical framework, the decisions made by the Sub-Adviser in reliance thereon, the accuracy and completeness of historical data supplied by third parties, and changing sources of market returns.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with broad measures of market performance. For periods prior to July 20, 2020, performance shown is that of the Fund using a factor-based global equity investment strategy. Therefore, the performance shown for periods prior to July 20, 2020 may have differed had the Fund’s current investment strategy been in effect. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 11.81% (quarter ended 3/31/2019).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (13.82)% (quarter ended 12/31/2018).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2019)
Virtus WMC International Dividend ETF | MSCI World ex USA High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017
Virtus WMC International Dividend ETF | MSCI AC World Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017
Virtus WMC International Dividend ETF | Virtus WMC International Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VWID
Shareholder Fees	rr_ShareholderFeesColumnName	None
Management Fee	rr_ManagementFeesOverAssets	0.49%	[3]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Annual Return 2018	rr_AnnualReturn2018	(10.20%)
Annual Return 2019	rr_AnnualReturn2019	23.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.82%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 20, 2020, the Fund changed its benchmark index from the MSCI AC World Index to the MSCI World ex USA High Dividend Yield Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
1 Year	rr_AverageAnnualReturnYear01	23.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017
Virtus WMC International Dividend ETF | Virtus WMC International Dividend ETF | After taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.35%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017
Virtus WMC International Dividend ETF | Virtus WMC International Dividend ETF | After taxes on distributions and sale of shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2017

[1]	Effective July 20, 2020, the Fund changed its benchmark index from the MSCI AC World Index to the MSCI World ex USA High Dividend Yield Index. This change was made in connection with repositioning the Fund as an international (developed markets ex-U.S.) dividend ETF.
[2]	The Fund commenced operations on October 10, 2017.
[3]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.